OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

at December 31		2014
(millions of Canadian $)	2015

Cash held as collateral	585	423
Fair value of derivative contracts (Note 23)	442	409
Regulatory assets (Note 9)	85	16
Assets held for sale (Note 6)	20	—
Other	221	171
	1,353	1,019